Document And Entity Information	6 Months Ended
Mar. 31, 2026
Document Information Line Items
Entity Central Index Key	0001687451
Document Type	6-K
Entity File Number	001-38146
Entity Registrant Name	ZK INTERNATIONAL GROUP CO., LTD.
Entity Address, Address Line One	c/o Zhejiang Zhengkang Industrial Co., Ltd.
Entity Address, Address Line Two	No. 678 Dingxiang Road, Binhai Industrial Park
Entity Address, Address Line Three	Economic & Technology Development Zone
Entity Address, City or Town	Wenzhou, Zhejiang Province
Entity Address, Country	CN
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--09-30